Issued Capital and Reserves	12 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Issued Capital and Reserves
Note 18	Issued Capital and Reserves

a) Ordinary shares

The Company is a public company limited by shares, incorporated in Perth, Western Australia. The Company’s shares are limited whereby the liability of its members is limited to the amount (if any) unpaid on the shares respectively held by them.

Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the Company in proportion to the number of and amounts paid on the shares held. On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote.

Ordinary shares have no par value. There is no limit to the authorised share capital of the Company. There are no externally imposed capital requirements.

	2022	2021	2022	2021
	No.	No.	A$	A$
b) Share capital
Issued capital-ordinary shares	166,749,382	136,362,538	61,822,859	39,213,794
Issued share capital	166,749,382	136,362,538	61,822,859	39,213,794

	2022 No.	2021 No.	2022 A$	2021 A$
c) Share movements during the year – ordinary shares
At the start of the financial year	136,362,538	114,392,923	39,213,794	24,355,213
Shares issued on exercise of Performance Rights	5,000,000	5,750,000	1,996,500	2,141,000
Shares issued on exercise of Options	3,103,622	7,957,948	1,665,905	3,865,556
Shares issued to related party	2,000,000	3,000,000	920,000	3,920,000
Share based payments	1,172,812	1,095,000	1,050,237	1,017,500
Share issue – NASDAQ IPO	16,100,000	4,166,667	16,706,786	5,000,000
Share issue – conversion convertible note	3,010,410	-	3,125,964
Less share issue costs	-	-	(2,856,327)	(1,085,468)
	166,749,382	136,362,538	61,822,859	39,213,794

	2022	2021
	A$	A$
d) Reserves
Equity compensation reserve	9,338,100	5,293,019
Balance at the end of the year	9,338,100	5,293,019

e) Movement in equity compensation reserve
Balance at the beginning of the year	5,293,019	4,576,829
Fair value vesting expense of options and performance rights	6,532,583	3,092,009
Fair value of options/performance rights exercised during the year	(2,487,502)	(2,709,020)
Fair value of options cancelled during the year	-	(1,799)
Option exercise proceeds	-	335,000
Balance at the end of the year	9,338,100	5,293,019

The equity compensation reserve is used to record the value of equity benefits provided to employees (including directors) and suppliers for services rendered.